RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of amounts due from related parties	Amounts due from related parties consist of:

	September 30,	December 31,
	2017	2016
Advesa, Inc.	$35,083	$21,775
Employees	2,200	—
Cannabinoid Research & Development, Limited	—	5,000
	$37,283	$26,775

	December 31,
	2016	2015
Blue River	$—	$3,284
Advesa	21,755	—
CRD	5,000	5,000
Total due from related parties	$26,755	$8,284